Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	December 2023
Payment Date	1/16/2024
Transaction Month	24
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,146,189,073.03	34,997	56.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$182,190,000.00	0.23886%	February 15, 2023
Class A-2 Notes	$361,420,000.00	0.73%	September 15, 2024
Class A-3 Notes	$361,420,000.00	1.29%	June 15, 2026
Class A-4 Notes	$95,040,000.00	1.56%	May 15, 2027
Class B Notes	$31,560,000.00	1.91%	July 15, 2027
Class C Notes	$21,020,000.00	2.14%	July 15, 2029

Total	$1,052,650,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$961,052.20

Principal:
Principal Collections	$13,940,307.43
Prepayments in Full	$5,264,541.45
Liquidation Proceeds	$169,912.94
Recoveries	$20,718.01
Sub Total	$19,395,479.83
Collections	$20,356,532.03

Purchase Amounts:
Purchase Amounts Related to Principal	$25,174.61
Purchase Amounts Related to Interest	$165.87
Sub Total	$25,340.48

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$20,381,872.51

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	December 2023
Payment Date	1/16/2024
Transaction Month	24
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$20,381,872.51
Servicing Fee	$398,507.95	$398,507.95	$0.00	$0.00	$19,983,364.56
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$19,983,364.56
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$19,983,364.56
Interest - Class A-3 Notes	$289,800.07	$289,800.07	$0.00	$0.00	$19,693,564.49
Interest - Class A-4 Notes	$123,552.00	$123,552.00	$0.00	$0.00	$19,570,012.49
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,570,012.49
Interest - Class B Notes	$50,233.00	$50,233.00	$0.00	$0.00	$19,519,779.49
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,519,779.49
Interest - Class C Notes	$37,485.67	$37,485.67	$0.00	$0.00	$19,482,293.82
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$19,482,293.82
Regular Principal Payment	$17,437,538.58	$17,437,538.58	$0.00	$0.00	$2,044,755.24
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,044,755.24
Residual Released to Depositor	$0.00	$2,044,755.24	$0.00	$0.00	$0.00

Total		$20,381,872.51

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$17,437,538.58
Total					$17,437,538.58
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$17,437,538.58	$48.25	$289,800.07	$0.80	$17,727,338.65	$49.05
Class A-4 Notes	$0.00	$0.00	$123,552.00	$1.30	$123,552.00	$1.30
Class B Notes	$0.00	$0.00	$50,233.00	$1.59	$50,233.00	$1.59
Class C Notes	$0.00	$0.00	$37,485.67	$1.78	$37,485.67	$1.78
Total	$17,437,538.58	$16.57	$501,070.74	$0.48	$17,938,609.32	$17.05

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	December 2023
Payment Date	1/16/2024
Transaction Month	24

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$269,581,460.12	0.7458952	$252,143,921.54	0.6976479
Class A-4 Notes	$95,040,000.00	1.0000000	$95,040,000.00	1.0000000
Class B Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Class C Notes	$21,020,000.00	1.0000000	$21,020,000.00	1.0000000
Total	$417,201,460.12	0.3963345	$399,763,921.54	0.3797691

Pool Information
Weighted Average APR	2.550%	2.557%
Weighted Average Remaining Term	37.78	36.97
Number of Receivables Outstanding	21,917	21,502
Pool Balance	$478,209,545.04	$458,636,564.89
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$442,796,143.44	$425,065,010.15
Pool Factor	0.4172170	0.4001404

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,648.59
Yield Supplement Overcollateralization Amount	$33,571,554.74
Targeted Overcollateralization Amount	$58,872,643.35
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$58,872,643.35

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,648.59
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,648.59
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,648.59

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	December 2023
Payment Date	1/16/2024
Transaction Month	24
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		50	$173,043.72
(Recoveries)		26	$20,718.01
Net Loss for Current Collection Period			$152,325.71
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3822%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0614%
Second Prior Collection Period			0.5000%
Prior Collection Period			0.1525%
Current Collection Period			0.3902%
Four Month Average (Current and Prior Three Collection Periods)			0.2760%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		848	$3,560,466.28
(Cumulative Recoveries)			$600,873.14
Cumulative Net Loss for All Collection Periods			$2,959,593.14
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2582%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,198.66
Average Net Loss for Receivables that have experienced a Realized Loss			$3,490.09

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.08%	183	$4,943,545.84
61-90 Days Delinquent	0.25%	39	$1,145,479.28
91-120 Days Delinquent	0.03%	4	$149,377.48
Over 120 Days Delinquent	0.05%	7	$251,941.99
Total Delinquent Receivables	1.42%	233	$6,490,344.59

Repossession Inventory:
Repossessed in the Current Collection Period		5	$75,218.18
Total Repossessed Inventory		11	$190,771.90

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1656%
Prior Collection Period			0.1688%
Current Collection Period			0.2325%
Three Month Average			0.1890%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3373%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	December 2023
Payment Date	1/16/2024
Transaction Month	24

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	102	$2,724,287.57
2 Months Extended	107	$3,281,024.29
3+ Months Extended	14	$326,761.91

Total Receivables Extended	223	$6,332,073.77
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 3, 2023

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer